Prepaid Land Lease and Other Leases (Details) - Schedule of prepaid land lease, net - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Prepaid Land Lease Net Abstract
Prepaid land lease and other leases	$ 2,585,241	$ 1,605,590	$ 1,744,062
Less: accumulated amortization	(455,949)	(386,779)	(385,236)
Prepaid land lease and other leases, net	$ 2,129,292	$ 1,218,811	$ 1,358,826